Taxes (Tables)	6 Months Ended
Mar. 31, 2019
Taxes
Schedule of effective tax rates

	For the six months ended March 31,
	2019	2018

Statutory PRC income tax rate	25.00%	25.00%
Effect of income tax exemption on certain income	(25.93)%	(27.25)%
Favorable tax rate impact (a)	1.43%	0.30%
Permanent difference	0.22%	—
Changes of deferred tax assets valuation allowances	1.22%	2.05%
Non-PRC entities not subject to PRC income tax	(21.39)%	0.03%
Effective tax rate	(19.45)%	0.13%

Schedule of provision for income tax

	For the six months ended March 31,
	2019	2018

Current	$27,860	$1,591
Deferred	—	—
Total	$27,860	$1,591

Schedule of components of deferred tax

	March 31,	September 30,
	2019	2018

Net operating loss carryforwards	$151,459	$150,620
Valuation allowance	(151,459)	(150,620)
Total	$—	$—